BCM DECATHLON MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 22.5%
11,719	iShares MSCI Canada ETF	$ 425,399
6,583	iShares MSCI United Kingdom ETF	212,302
2,653	iShares Russell 1000 Value ETF	415,221
		1,052,922
	FIXED INCOME - 75.8%
2,948	iShares 10-20 Year Treasury Bond ETF	433,562
3,001	iShares 20+ Year Treasury Bond ETF	433,104
3,997	iShares 7-10 Year Treasury Bond ETF	460,534
4,034	iShares Core U.S. Aggregate Bond ETF	463,225
3,600	iShares Government/Credit Bond ETF	438,948
3,293	iShares iBoxx $ Investment Grade Corporate Bond ETF	438,068
17,704	Nuveen Enhanced Yield US Aggregate Bond ETF	439,378
14,132	SPDR Portfolio TIPS ETF	439,505
		3,546,324

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,669,859)	4,599,246

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
77,831	First American Government Obligations Fund, Class X, 0.03% (Cost $77,831)(a)	77,831

	TOTAL INVESTMENTS - 100.0% (Cost $4,747,690)	$ 4,677,077
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	1,417
	NET ASSETS - 100.0%	$ 4,678,494

ETF	- Exchange-Traded Fund
(a)	Money market fund: interest rate reflects seven-day effective yield on September 30, 2021.